ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES
Accrued Expenses	NOTE 16 – ACCRUED EXPENSES

Accrued expenses of $217,073 consists of the accrued payroll, CPF and social welfare as follow:

	December 31, 2021	December 31, 2020
Accrued payroll	$217,073	$263,355
	$217,073	$263,355